Fair Value Accounting	12 Months Ended
Dec. 31, 2011
Fair Value Accounting [Abstract]
Fair Value Accounting
26.	FAIR VALUE ACCOUNTING

The ASC establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1:	Quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2:	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3:	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company's financial assets and liabilities measured at fair value on a recurring basis by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$—	$—	$—	$—
Long-term investments	76,068	76,068	—	—
Other long-term investments	317,325	44,970	—	272,355

	$393,393	$121,038	$—	$272,355

Liabilities:
Rights offering derivative liability	$—	$—	$—	$—
Embedded derivative liability	48,388	—	48,388	—

	$48,388	$—	$48,388	$—

	Fair Value at December 31, 2010
	Total	Level 1	Level 2	Level 3
Assets:
Short-term investments	$98,373	$98,373	$—	$—
Long-term investments	113,666	113,458	208	—
Other long-term investments	191,816	45,173	—	146,643

	$403,855	$257,004	$208	$146,643

Liabilities:
Rights offering derivative liability	$766,238	$766,238	$—	$—
Embedded derivative liability	154,877	—	154,877	—

	$921,115	$766,238	$154,877	$—

The Company's short-term and long-term investments are classified within level 1 and 2 of the fair value hierarchy as they are valued using quoted market prices of certain investments, as well as quoted prices for similar investments.

The Company's other long-term investments are classified within level 1 and 3 of the fair value hierarchy and consist of Long-Term Notes, T-Bill, tax prepayments, convertible bonds and Money Market investments.

The Company's rights offering derivative liability is classified within level 1 of the fair value hierarchy as it is valued using quoted market prices for the rights.

The Company's embedded derivative liability, included within the convertible credit facility (Note 15 (a)), is classified within level 2 of the fair value hierarchy as it is determined using a Monte Carlo simulation valuation model, which uses readily observable market inputs.

The table below sets forth a summary of changes in the fair value of the Company's level 3 financial assets for the year ended December 31, 2011 and 2010.

	Long-Term Notes	T-Bills	Tax Prepayment	Convertible Bonds	Totals
Balance, December 31, 2009	$24,689	$73,152	$—	$—	$97,841

Additions	—	—	50,000	—	50,000
Accrued interest	—	2,818	645	—	3,463
Foreign exchange gains	1,180	—	—	—	1,180
Fair value redeemed	(104)	—	—	—	(104)
Unrealized gains (losses) included in other comprehensive income	—	4,424	(14,159)	—	(9,735)
Unrealized gains included in earnings	3,998	—	—	—	3,998

Balance, December 31, 2010	$29,763	$80,394	$36,486	$—	$146,643

Additions	—	—	100,000	15,000	115,000
Accrued interest	—	2,930	1,903	—	4,833
Foreign exchange losses	(604)	—	—	—	(604)
Fair value redeemed	(106)	—	—	—	(106)
Unrealized gains (losses) included in other comprehensive income	—	5,024	(2,286)	—	2,738
Unrealized gains included in earnings	3,224	—	—	627	3,851

Balance, December 31, 2011	$32,277	$88,348	$136,103	$15,627	$272,355